Reorganization - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jun. 23, 2020	Dec. 31, 2018
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock par value	$ 0.001	0.001		$ 0.001
Series A Preferred Stock
Preferred stock shares, conversion	Holders of Series A Preferred Shares of Forma Therapeutics Holdings, LLC received one share of Series A convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Series A Preferred Stock”) for each outstanding Series A Preferred Share held immediately prior to the Reorganization.
Series A Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.001	0.001		0.001
Common stock shares issued upon conversion	2,304,815
Series B Preferred Stock
Preferred stock shares, conversion	Holders of Series B Preferred Shares of Forma Therapeutics Holdings, LLC received either one share of Series B-1 convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Series B-1 Preferred Stock”) or one share of Series B-2 convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Series B-2 Preferred Stock”) for each outstanding Series B Preferred Share held immediately prior to the Reorganization.
Series B-1 Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.001	0.001		0.001
Common stock shares issued upon conversion	14,921,676
Series B-2 Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.001	0.001		0.001
Common stock shares issued upon conversion	8,790,249
Series C1 Redeemable Convertible Preferred Shares [Member]
Preferred stock shares, conversion	Holders of Series C1 Preferred Shares of Forma Therapeutics Holdings, LLC received one share of Series C convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Series C Preferred Stock”) for each outstanding Series C1 Preferred Share held immediately prior to the Reorganization.
Series C Convertible Preferred Stock [Member]
Common stock shares issued upon conversion	6,452,619
Preferred stock par value	$ 0.001	0.001		0.001
Common Stock Class One [Member]
Common stock shares issued upon conversion	594,482
Common stock shares, conversion	Holders of Common 1 shares of Forma Therapeutics Holdings, LLC received one share of common stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., for each outstanding Common 1 share held immediately prior to the Reorganization.
Common stock par value	$ 0.001
Enterprise Junior Stock
Common stock par value	0.001	$ 0.001		$ 0.001
Series B-3 Convertible Preferred Stock [Member]
Temporary equity par value	$ 0.001
Common stock shares issued upon conversion	299,999
Enterprise.1 | Enterprise Incentive Shares | Vested
Common stock shares, conversion	Holders of vested Enterprise.1 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested Enterprise 1 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Enterprise 1 Junior Stock”).
Enterprise.1 | Enterprise Junior Stock | Vested
Common stock shares issued upon conversion	564,055
Common stock par value	$ 0.001
Enterprise.2 | Enterprise Incentive Shares | Vested
Common stock shares, conversion	Holders of vested Enterprise.2 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested Enterprise 2 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Enterprise 2 Junior Stock”).
Enterprise.2 | Enterprise Junior Stock | Vested
Common stock shares issued upon conversion	1,003,919
Common stock par value	$ 0.001
Enterprise.3 | Enterprise Incentive Shares
Common stock shares, conversion	Holders of vested and unvested Enterprise.3 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested and unvested Enterprise 3 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., respectively (the “Enterprise 3 Junior Stock”).
Enterprise.3 | Enterprise Junior Stock
Common stock shares issued upon conversion	373,465
Common stock par value	$ 0.001
Enterprise.4 | Enterprise Incentive Shares
Common stock shares, conversion	Holders of vested and unvested Enterprise.4 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested and unvested Enterprise 4 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., respectively (the “Enterprise 4 Junior Stock”).
Enterprise.4 | Enterprise Junior Stock
Common stock shares issued upon conversion	337,243
Common stock par value	$ 0.001
Enterprise.5 | Enterprise Incentive Shares
Common stock shares, conversion	Holders of vested and unvested Enterprise.5 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested and unvested Enterprise 5 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., respectively (the “Enterprise 5 Junior Stock”).
Enterprise.5 | Enterprise Junior Stock
Common stock shares issued upon conversion	434,023
Common stock par value	$ 0.001
Enterprise.6 | Enterprise Incentive Shares
Common stock shares, conversion	Holders of vested and unvested Enterprise.6 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested and unvested Enterprise 6 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., respectively (the “Enterprise 6 Junior Stock”).
Enterprise.6 | Enterprise Junior Stock
Common stock shares issued upon conversion	253,851
Common stock par value	$ 0.001
Common Stock
Common stock shares issued upon conversion	1,953,455
Warrant | Series B Preferred Stock
Preferred stock shares, conversion	Holder of warrants exercisable to purchase Series B Preferred Shares of Forma Therapeutics Holdings, LLC received one warrant exercisable to purchase Series B-3 convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc. (the “Series B-3 Preferred Stock”, collectively with the Series B-1 and Series B-2 Preferred Stock, “Series B Preferred Stock”), for each outstanding warrant exercisable to purchase Series B Preferred Shares held immediately prior to the Reorganization, at the same exercise price immediately prior to the Reorganization
Warrant | Common Stock Class One [Member]
Common stock shares, conversion	Holders of warrants exercisable to purchase Common 1 shares of Forma Therapeutics Holdings, LLC received one warrant exercisable to purchase common stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc. for each outstanding warrant exercisable to purchase Common 1 shares held immediately prior to the Reorganization, at the same exercise price immediately prior to the Reorganization.